Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies [Abstract]
Schedule of property and equipment depreciation rates and estimated useful lives
	%	Useful life (years)

Software systems (from classified date, see also above)	25	4
Vehicles	15	7
Leasehold improvements	10-20	5-10
Office furniture and equipment	7-10	10-14
Computers, electronics and related	15-33	3-7

Schedule of basic and diluted earnings (loss) per ordinary share
	Year Ended December 31,
	2017	2016	2015

Net income (loss) (U.S. dollars in thousands)	$(9,111)	$(8,053)	$14,753

Weighted-average ordinary shares outstanding - basic and diluted*	2,459,088	2,459,088	2,459,088

Earnings (loss) per ordinary basic and diluted (U.S. dollars)	$(3.71)	$(3.27)	$6.00

*

On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.